Equity securities, at cost	12 Months Ended
Dec. 31, 2021
Equity Securities At Cost
Equity securities, at cost

Note 21.     Equity securities, at cost

Warrant agreement in Tarmin

On September 27, 2018 WISeKey purchased a warrant agreement in Tarmin Inc. from ExWorks as part of the eleventh amendment of the ExWorks Credit Agreement (see Note 25). As a result, WISeKey entered into a warrant agreement with Tarmin Inc (“Tarmin”) (the “Tarmin Warrant”), a private Delaware company, leader in data & software defined infrastructure to acquire 22% of common stock deemed outstanding at the time of exercise. The warrant may be exercised in parts or in full, at an exercise price of USD 0.01 per share at nominal value USD 0.0001. The purchase price of the Tarmin Warrant was USD 7,000,000, of which USD 3,000,000 was paid in cash on October 05, 2018 and the remaining USD 4,000,000 was paid on April 08, 2019.

The Tarmin Warrant was assessed as an equity investment without a readily determinable fair value and we elected the measurement at cost less impairment, adjusted for observable price changes for identical or similar investments of the same issuer as permitted by ASU 2016-01. As such, the Tarmin Warrant was initially recognized on the balance sheet at USD 7,000,000. In 2020, we recorded an impairment loss of the full USD 7,000,000 carrying value of the Tarmin Warrant. Therefore, the carrying value of the Tarmin Warrant as at December 31, 2021 was USD nil.

Investment in FOSSA SYSTEMS s.l.

On April 08, 2021, WISeKey E.L.A. s.l. invested EUR 440,000 (USD 475,673 at historical rate) to acquire 15% of the share capital of FOSSA SYSTEMS s.l. (“FOSSA”), a Spanish aerospace company providing picosatellites for Low Earth Orbit (LEO) services as a vertically integrated service: from design to launch and operations.

The FOSSA investment was assessed as an equity investment without a readily determinable fair value and we elected the measurement at cost less impairment, adjusted for observable price changes for identical or similar investments of the same issuer as permitted by ASU 2016-01. As such, the FOSSA investment was initially recognized on the balance sheet at EUR 440,000 (USD 475,673 at historical rate).

As at December 31, 2021, we performed a qualitative assessment to consider potential impairment indicators. We made reasonable efforts to identify any observable transactions of identical or similar investments, but did not identify any such transaction. Therefore, no impairment loss was recorded in the year to December 31, 2021, and the carrying value of the FOSSA investment as at December 31, 2021 was EUR 440,000 (USD 500,566 at closing rate).